ING MUTUAL FUNDS

ING Greater China Fund

ING Russia Fund

(each a “Fund”)

Supplement dated June 8, 2012

to the Prospectuses dated February 29, 2012 of each Fund

ING Greater China Fund

Effective May 7, 2012, Guy Uding and William Pang were added as Portfolio Managers of the Fund. Effective May 8, 2012, Michael Chiu was removed as Portfolio Manager of the Fund. Effective July 31, 2012, Bratin Sanyal will be removed as Portfolio Manager of the Fund. The Fund’s Prospectuses are hereby revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Oscar Leung Kin Fai	Guy Uding
Portfolio Manager (since 12/05)	Portfolio Manager (since 05/12)

William Pang	Bratin Sanyal
Portfolio Manager (since 05/12)	Portfolio Manager (since 12/05)

Effective July 31, 2012
Portfolio Managers
Oscar Leung Kin Fai	Guy Uding
Portfolio Manager (since 12/05)	Portfolio Manager (since 05/12)

William Pang
Portfolio Manager (since 05/12)

2.	The fifth paragraph of the sub-section entitled Management of the Funds – The Sub-Advisers and Portfolio Managers – ING Greater China Fund” is hereby deleted in its entirety and replaced with the following:

Guy Uding, Portfolio Manager, joined IIM Asia/Pacific in 1995 as a quantitative analyst. In September 2005 he became CIO of China Merchants Funds, the joint venture between China Merchants and ING, in Shenzhen, China. In 2008, Mr. Uding became the CIO of Central Europe based in Warsaw, Poland. In 2009 he became the CIO of India based in Mumbai, India.

William Pang, Portfolio Manager, joined ING in 2006 as a research analyst/fund manager for Africa and Middle East Equities. Mr. Pang is currently an investment manager for the global emerging markets equities team.

3.	Effective July 31, 2012, all reference to Bratin Sanyal will be removed from the Fund’s Prospectuses.

ING Russia Fund

Effective May 8, 2012, Nathan Griffiths was added as a Portfolio Manager and Remco Vergeer was removed. The Fund’s Prospectuses are hereby revised as follows:

4.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Angus Alexander Robertson	Nathan Griffiths
Portfolio Manager (since 01/08)	Portfolio Manager (since 05/12)

5.	The third paragraph of the sub-section entitled Management of the Funds – The Sub-Advisers and Portfolio Managers – ING Russia Fund” is hereby deleted in its entirety and replaced with the following:

Nathan Griffiths, CFA, Portfolio Manager, joined ING IM in 2011. Prior to that, Mr. Griffiths was a director at Baring Asset Management from 2007 to 2011, the last 3 years of which were spent co-managing the international equity funds. Before that he was responsible for the Pan-European energy, materials, and utilities sectors and managed the European institutional funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING MUTUAL FUNDS

ING Greater China Fund

ING Russia Fund

(each a “Fund”)

Supplement dated June 8, 2012

to the Statement of Additional Information

dated February 29, 2012 of each Fund

ING Greater China Fund

Effective May 7, 2012, Guy Uding and William Pang were added as Portfolio Managers of the Fund. Effective May 8, 2012, Michael Chiu was removed as Portfolio Manager of the Fund. The Fund’s Statement of Additional Information (“SAI”) is hereby revised as follows:

1.	The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers – Greater China Fund” in the Fund’s SAI are hereby revised to delete all reference to Michael Chiu and to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Guy Uding[1]	3	$663,000,000	0	$0	3	$165,000,000
William Pang[1]	1	$267,000,000	0	$0	3	$165,000,000

1	As of April 30, 2012.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Guy Uding[1]	None
William Pang[1]	None

1 As of April 30, 2012.

2.	Effective July 31, 2012, Bratin Sanyal will be removed as Portfolio Manager of the Fund and all reference to Mr. Sanyal will be removed from the Fund’s SAI.

ING Russia Fund

Effective May 8, 2012, Nathan Griffiths was added as Portfolio Manager of the Fund and Remco Vergeer was removed. The Fund’s Statement of Additional Information (“SAI”) is hereby revised as follows:

3.	The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers – Russia Fund” in the Fund’s SAI are hereby revised to delete all reference to Remco Vergeer and to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Nathan Griffiths[1]	0	$0	0	$0	0	$0

1	As of April 30, 2012.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Nathan Griffiths[1]	None

1 As of April 30, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE